Summary of Changes in Level Three Financial Instruments (Detail) - 6.25% Convertible Debenture - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Liabilities, beginning balance	$ 236	$ 954
Non-cash gain on conversion feature	(231)	(714)
FX impact on conversion feature	4	(4)
Level 3 Liabilities, ending balance	$ 9	$ 236